GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Disclosure of detailed information about expenses [Table Text Block]
	Year Ended December 31,
	2024	2023
Corporate administration	$9,001	$9,190
Salaries and benefits	17,217	17,570
Audit, legal and professional fees	10,229	9,090
Filing and listing fees	1,076	610
Directors' fees and expenses	583	743
Depreciation	1,491	1,506
	$39,597	$38,709